Notes to the Consolidated Statements of Financial Position	12 Months Ended
Dec. 31, 2023
Notes to the Consolidated Statements of Financial Position [Abstract]
Notes to the consolidated statements of financial position

D. Notes to the consolidated statements of financial position

1. Property and equipment

	Property and equipment	Advance payments	Total
Cost	(in €)
At January 1, 2022	1,267,611	—	1,267,611
Additions	160,491	—	160,491
Exchange differences	25,236	—	25,236
At December 31, 2022	1,453,339	—	1,453,339
Additions	55,123	—	55,123
Disposals	(2,595)	—	(2,595)
Exchange differences	(14,342)	—	(14,342)
At December 31, 2023	1,491,525	—	1,491,525

Accumulated depreciation
At January 1, 2022	(993,238)	—	(993,238)
Depreciation charge for the year	(113,894)	—	(113,894)
Exchange differences	(17,286)	—	(17,286)
At December 31, 2022	(1,124,419)	—	(1,124,419)
Depreciation charge for the year	(93,791)	—	(93,791)
Disposals	2,594	—	2,594
Exchange differences	13,668	—	13,668
At December 31, 2023	(1,201,948)	—	(1,201,948)

Net book value
At December 31, 2022	328,920	—	328,920
At December 31, 2023	289,577	—	289,577

2. Right-of-use assets

	Buildings	Cars	Total
Cost	(in €)
At January 1, 2022	2,284,269	125,130	2,409,399
Additions	281,429	—	281,429
Exchange differences	13,645	—	13,645
At December 31, 2022	2,579,342	125,130	2,704,473
Additions	91,125	49,004	140,128
Exchange differences	(9,349)	—	(9,349)
At December 31, 2023	2,661,118	174,134	2,835,253

Accumulated depreciation
At January 1, 2022	(925,306)	(76,015)	(1,001,321)
Depreciation charge for the year	(354,408)	(30,024)	(384,432)
Exchange differences	(6,911)	—	(6,911)
At December 31, 2022	(1,286,625)	(106,039)	(1,392,664)
Depreciation charge for the year	(353,398)	(24,527)	(377,925)
Exchange differences	7,003	—	7,003
At December 31, 2023	(1,633,020)	(130,566)	(1,763,586)

Net book value
At December 31, 2022	1,292,717	19,092	1,311,809
At December 31, 2023	1,028,098	43,568	1,071,666

3. Intangible Assets

	Purchased IT-software	Advances paid for software	Total
Cost	(in €)
At January 1, 2022	720,942	—	720,942
Additions	1,900	—	1,900
Exchange differences	408	—	408
At December 31, 2022	723,250	—	723,250
Additions	—	25,977	25,977
Disposals	(7,009)	—	(7,009)
Exchange differences	(111)	—	(111)
At December 31, 2023	716,130	25,977	742,107

Accumulated amortization
At January 1, 2022	(485,726)	—	(485,726)
Amortization charge for the year*	(98,271)	—	(98,271)
Exchange differences	(348)	—	(348)
At December 31, 2022	(584,345)	—	(584,345)
Amortization charge for the year	(96,063)	—	(96,063)
Disposals	7,009	—	7,009
Exchange differences	111	—	111
At December 31, 2023	(673,289)	—	(673,289)

Net book value
At December 31, 2022	138,905	—	138,905
At December 31, 2023	42,841	25,977	68,818

Amortization of intangible assets is included in the line items ‘research and development expenses’ (2023: €858, 2022: €858, 2021: €10,192) and ‘general and administrative expenses’ (2023: €95,205, 2022: €97,413, 2021: €105,790) in the consolidated statements of operations and comprehensive loss.

4. Leases

Lease obligations consist of payments pursuant to non-cancellable lease agreements mainly relating to the Company’s leases of office space. The lease terms of the Company’s premises expire as follows: Jena, Germany in December 2025, Martinsried, Germany in May 2027 and Ann Arbor, Michigan, United States in April 2026.

Set out below, are the carrying amounts and the movements of the Group’s lease liabilities:

Lease liabilities	2023	2022
	(in €)
As of January 1	1,356,684	1,432,526
Additions	140,128	281,429
Derecognition	(20,555)	(20,555)
Payments	(353,422)	(343,874)
Short-term liability for accrued interest expense	(396)	304
Foreign exchange difference	(2,391)	6,854
As of December 31	1,120,048	1,356,684

The following are the amounts recognized in profit or loss:

	2023	2022	2021
	(in €)
Depreciation expense of right-of-use assets (see Note E.2.)	377,925	384,432	371,551
Interest expense on lease liabilities	19,090	21,947	14,055
Rental expense from leases	6,261	6,261	6,261
Thereof short-term leases (included in administrative expenses)		—	—
Thereof leases of low-value assets (included in administrative expenses)	6,261	6,261	6,261
Total amounts recognized in profit or loss	403,276	412,640	391,867

The Group had total cash outflows for leases of €0.4 million in 2023 (€0.4 million in 2022, €0.4 million in 2021).

5. Inventory

	2023	2022	2021
	(in €)
Raw material and supplies	423,560	—	—
Unfinished goods	10,614,159	—	—
Finished goods	330,087	—	—
Total	11,367,807	—	—

The Company’s inventory consists of materials relating to GOHIBIC (vilobelimab) primarily manufactured following the EUA for the US market at the beginning of April 2023 (refer to Note A.2.) In the year ended December 31, 2023, inventory write-downs of €0.5 million were recognized due to the expected expiry of the shelf-life, prior to sale, of the related inventories and are included in cost of sales.

6.	Other assets

	December 31, 2023	December 31, 2022
	(in €)
Non-current other assets	—	—
Prepaid expenses	257,267	308,066
Total	257,267	308,066
Current other assets
Prepayments on research & development projects	3,670,167	9,776,505
Prepaid expenses	272,999	1,841,935
Others	93,482	2,552,071
Total	4,036,648	14,170,511
Total other assets	4,293,915	14,478,577

Prepayments on research & development projects consists of prepayments on CRO and manufacturing contracts. Prepaid expenses mainly consist of prepaid insurance expenses.

7.	Income tax Income tax reconciliation

The table below shows a reconciliation between the product of loss before tax multiplied by the Company’s applicable tax rate and current income taxes recognized in profit or loss.

InflaRx Group	2023	2022	2021
		(in €)
Loss for the period (accounting profit before income tax)	(42,667,529)	(29,484,611)	(45,630,059)
Tax rate	28.6%	29.2%	28.5%
Tax benefits at tax rate	12,160,545	8,610,381	13,001,984
Temporary differences and tax losses for which no deferred tax asset was recognized	(12,127,977)	(7,480,169)	(10,988,805)
Non-recognition of tax effect on share-based payments	(32,182)	(1,251,830)	(1,959,606)
Non-deductible expenses for tax purposes	(46,907)	(22,067)	(3,758)
Other differences due to tax rate	46,521	143,686	(49,815)
Income tax	—	—	—

The tax rate applied above represents the weighted average of the statutory tax rates in Germany and the United States. In Germany, InflaRx N.V. and its subsidiary InflaRx GmbH are subject to corporate income tax (2023/2022/2021: 15%), a solidarity surcharge (2023/2022/2021: 0.8%) and trade taxes (2023: 13.065%; 2022: 13.7%; 2021: 12.8%). This equals an average total tax rate of 28.99 % in 2023 (2022: 29.5%; 2021: 28.6%). InflaRx Pharmaceuticals, Inc., Ann Arbor, Michigan, United States is subject to an average total tax rate of 25.74% in 2023 (2022 25.74%; 2021: 25.74%), which is made up of U.S. federal tax (2023, 2022, 2021: 21%) and state tax of 4.74% in 2023 (2022 and 2021: 4.74%).

a)	Tax losses carried forward

The Group has total tax loss carryforwards of €243.8 million (2022: €211.3 million) from three areas that cannot be utilized outside these areas:

As of December 31, 2023 the Group had €196 million (2022: €163.4 million) for corporate income purposes and €164 million (2022: €131.6 million) for trade tax purposes of unrecognized and unused tax losses carried forward attributable to the tax group formed by InflaRx N.V. since 2018; these tax losses do not expire and may not be used to offset taxable income elsewhere in the Group. Since January 1, 2018, InflaRx GmbH has distributed its losses to the parent Company InflaRx N.V. under a profit and loss transfer agreement. This tax group was formed in Germany and is subject to German tax legislation.

●	Tax losses of InflaRx GmbH until December 31, 2017 (€34.8 million) are frozen from 2018 onwards due to the creation of a tax group with InflaRx N.V. Those losses of InflaRx GmbH do not expire and may be used to offset future taxable income of InflaRx GmbH only.

●	In addition, the Group still has tax loss carryforwards of $14.3 million or €12.97 million (2022: $14.1 million or €13.2 million) from the operations of InflaRx Pharmaceuticals, Inc. which can also only be utilized there, generally do not expire, but are generally limited to offset tax obligation for 80% of taxable income.

As of December 31, 2023, 2022 and 2021, no deferred tax assets were recognized for the carryforward of unused tax losses.

b)	Current income tax receivable

Current income tax receivable includes tax claims because of income tax withheld on interest income earned by the Group on the financial assets (2023: €1,390,280, 2022: €791,344). The Company is reimbursed for the payments after filing a tax return.

8.	Financial assets and financial liabilities

Set out below is an overview of financial assets and liabilities, other than cash and short-term deposits included in cash equivalents, held by the Group as at December 31, 2023 and December 31, 2022:

Financial assets and financial liabilities	December 31, 2023	December 31, 2022
	(in €)
Financial assets at amortized cost
Non-current financial assets	9,052,741	2,900,902
Financial assets from government grants	—	732,971
Other current financial assets	77,504,518	64,791,088
Financial liabilities at amortized cost
Liabilities from government grants	—	6,209,266
Trade and other payables	14,716,441	4,987,538

The fair value of current and non-current financial assets amounted to €85.5 million (level 1; 2022: €68.5 million). The Group’s financial assets at amortized cost consist mainly of quoted debt securities with fixed interest rates with high credit rating (investment grade securities) by international rating agencies such as S&P Global and, therefore, are considered low credit risk investments.

The maturities of all securities held as of December 31, 2023 are between one and seventeen months (2022: between one and sixteen months); they bear nominal fixed interest in the range of 0.3% to 4.125% (2022: 0.0% to 4.125%).

As of December 31, 2023, financial assets and liabilities from government grants amount to € nil million, due to the end of the grant period on June 30, 2023 (€6.2 million as of December 31, 2022).

9.	Cash and cash equivalents

	December 31, 2023	December 31, 2022
	(in €)
Short-term deposits	—	—
Deposits held in U.S. dollars	4,120,951	3,422
Deposits held in Euro	1,020,000	—
Total	5,140,951	3,422
Cash at banks
Cash held in U.S. dollars	5,041,802	8,645,014
Cash held in Euro	2,585,190	7,616,918
Total	7,626,991	16,261,932
Total cash and cash equivalents	12,767,942	16,265,354

10.	Equity

a)	Issued capital

As of December 31, 2023, the issued capital of the Company is divided into 58,883,272 ordinary shares (2022: 44,703,763). The nominal value per share is €0.12. All shares issued are fully paid and have the same rights on the distribution of dividends and the repayment of capital.

On July 8, 2020, the Company filed a Form F-3 (2020-Registration Statement) with the U.S. Securities and Exchange Commission (the “SEC”) with respect to the offer and sale of securities of the Company. The Company also filed with the SEC a prospectus supplement relating to an at-the-market program providing for the sale of up to $50.0 million of its ordinary shares over time pursuant a Sales Agreement with SVB Leerink LLC (the “Sales Agreement”).

As of December 31, 2022, the Company had issued 2,568,208 ordinary shares resulting in €11.8 million in net proceeds to the Company with a remaining value authorized for sale under the Sales Agreement of $35.2 million. During the fiscal year 2023, the Company issued 3,235,723 ordinary shares under its at-the-market program resulting in €14.4 million or $15.7 million in net proceeds. Following these and previous issuances under this program, the remaining value authorized for sale under the Sales Agreement amounted to $19.0 million as of July 8, 2023; the term of the at-the-market program expired on July 8, 2023.

Through an underwritten public offering in April 2023, the Company sold and issued an aggregate of 10,823,529 ordinary shares, of which 1,411,764 were sold pursuant to the exercise of an overallotment option by the underwriters. The ordinary shares were sold at a price of $4.25 per share and have a nominal value of €0.12 per share. Proceeds of this offering after deducting €2.5 million ($2.8 million) in underwriting discounts amounted to €39.1 million ($43.2 million). Other offering expenses amounted to €0.4 million, resulting in a total of €38.7 million in net proceeds from this offering.

In connection with amending the Co-Development Agreement with Staidson (Beijing) BioPharmaceuticals Co., Ltd. (“Staidson”) on December 21, 2022, the Company entered into a share purchase agreement with Staidson pursuant to which Staidson purchased ordinary shares of the Company for an aggregate amount of $2.5 million (€2.3 million) at a price of $5.00 per share, resulting in the sale of 500,000 additional shares. Under the terms of the share purchase agreement, at the Company’s option, Staidson may purchase additional shares for an aggregate purchase price of $7.5 million, which is subject to certain conditions. The accounting impact of this put option is not material. On June 30, 2023, the Company filed a Form F-3 (2023 Registration Statement) with the SEC with respect to the offer and sale of securities of the Company, which became effective on July 11, 2023. The aggregate initial offering price of the securities that the Company may offer and sell under this prospectus will not exceed $250 million. No ordinary shares were issued by the Company under the 2023 Registration Statement in the fiscal year 2023.

During 2023, the Company issued a total of 120,257 ordinary shares after former employees exercised stock option rights granted under the 2017 Long-Term Incentive Plan. The ordinary shares have a nominal value of €0.12 per share. Therefrom, 98,754 ordinary shares were sold at a price of $1.85 per share, and 21,503 ordinary shares were sold at a price of $3.35. The ordinary shares were registered in 2023, except 14,930 stock options which were exercised in December 2022 with resulting ordinary shares having been registered in January 2023.

b)	Authorized capital

According to the articles of association of the Company, up to 110,000,000 ordinary shares and up to 110,000,000 preferred shares with a nominal value of €0.12 per share are authorized to be issued. All shares are registered shares. No share certificates shall be issued.

In order to deter acquisition bids, the Company’s general meeting of shareholders approved the right of an independent foundation under Dutch law, or protective foundation, to exercise a call option pursuant to the call option agreement, upon which preferred shares will be issued by the Company to the protective foundation of up to 100% of the Company’s issued capital held by others than the protective foundation, minus one share. The protective foundation is expected to enter into a finance arrangement with a bank or, subject to applicable restrictions under Dutch law, the protective foundation may request the Company to provide, or cause the Company’s subsidiaries to provide, sufficient funding to the protective foundation to enable it to satisfy its payment obligation under the call option agreement.

These preferred shares will have both a liquidation and dividend preference over the Company’s ordinary shares and will accrue cash dividends at a pre-determined rate. The protective foundation would be expected to require the Company to cancel its preferred shares once the perceived threat to the Company and its stakeholders has been removed or sufficiently mitigated or neutralized. The Company believes that the call option does not represent a significant fair value based on a level 3 valuation since the preferred shares are restricted in use and can be cancelled by the Company.

For the year ended December 31, 2023, the Company expensed €70,000 of ongoing costs to reimburse expenses incurred by the protective foundation.

c)	Nature and purpose of equity reserves

In addition to the issued capital, the Company discloses the following other reserves:

●	Share premium records the amounts paid in upon issuance of ordinary shares in excess of nominal value of €0.12 per share, net of related transaction costs.

●	The other capital reserves include the expense resulting from the issue of share options.

●	Accumulated deficit includes the losses of previous reporting periods.

Other components of equity exclusively include currency reserves from the conversion of financial statements in foreign currencies.

11.	Trade and other payables

	December 31, 2023	December 31, 2022
	(in €)
Accrued liabilities from R&D projects	4,414,143	2,254,550
Accrued liabilities from commercial activities	1,400,382	—
Accounts payable	5,102,700	1,566,400
Other accrued liabilities and payables	3,942,909	1,314,196
Total trade and other payables	14,860,134	5,135,146

Accrued liabilities from R&D projects include services from the Company’s ongoing projects that have not yet been invoiced to the Company as of the reporting date.

Accrued liabilities from commercial activities include services provided by commercial manufacturing partners that have not yet been invoiced to the Company as of the reporting date.

Other accrued liabilities and payables include payments for GOHIBIC (vilobelimab) received from our distribution partner under the title distribution model, against which revenue will be recognized at the time of final sale and delivery to hospital customers. These accrued liabilities payments amount to €2.7 million as of December 31, 2023.

12.	Financial risk management

a)	Financial risk management objectives and policies

The Group’s financial risks are predominantly controlled by central treasury activities under an investment policy approved by the Board of Directors on November 3, 2022, as revised on October, 27, 2023. Those treasury activities identify, evaluate and manage financial risks consistent with the Group’s operating needs. The Board of Directors provides policies for overall risk management, covering specific areas, such as foreign exchange risk and credit risk. The Company does not intend to use derivative financial instruments because the Group’s future risk exposures cannot be reliably forecasted (volume of business activity, liquidity needs, foreign exchange exposure).

Hedging is not applied as most of the business activity is intended to be executed in U.S. dollars and paid with the U.S. dollars funds raised in public offerings. The foreign exchange exposure from costs incurred in currencies other than Euro is deemed immaterial.

The Group’s principal financial assets comprise quoted debt securities with high credit ratings. Besides these financial assets, the Group has significant cash and cash equivalents. The Group’s principal financial liabilities comprise trade and other payables. The main purpose of these financial assets, cash/cash equivalents and liabilities are to finance the Group’s development activities.

The Group is exposed to market risk, credit risk and liquidity risk. The Board of Directors reviews and adopts policies for managing each of these risks, which are summarized below. The Group’s senior management oversees the management of these risks.

	Exposure	Measurement	Risk Management
Market risk	Future development costs; Recognized financial assets and liabilities not denominated in Euro	Forecasted cash flows Sensitivity analysis	Achievement of a natural hedge in the future
Credit risk	Cash and cash equivalents, current and non-current financial assets	Credit rating	Diversification of bank deposits, Investment guidelines for debt investments
Liquidity	R&D and G&A cost, equity, trade and other payables	Rolling cash flow forecast	Availability of funds through financing rounds or public offerings

b)	Market risk

Market risk is the risk that changes in market prices (e.g., due to foreign exchange rates) will affect the Group’s income, expenses or the value of its holdings of financial instruments. The objective of market risk management is to identify, manage and control market risk exposures within acceptable parameters.

Foreign exchange risk arises when commercial transactions or recognized assets or liabilities are denominated in a currency that is not an entity’s functional currency. The Group is exposed to transactional foreign currency risk to the extent that there is a mismatch between the currencies in which costs and purchases are denominated and the respective functional currencies of Group companies. The functional currencies of Group companies are primarily the Euro and U.S. dollars. The currencies in which these transactions and financial assets are primarily denominated are Euro and U.S. dollars. The Group is exposed to the exchange rate between the Euro and the U.S. dollars. Due to the Company’s various registered offerings of ordinary shares in U.S. dollars, the Group has significant cash and cash equivalents in U.S. dollars. Currently the Group does not hedge U.S. dollars but intends to achieve a natural hedge by contracting suppliers in U.S. dollars in the future. In 2023, the Group recognized significant foreign exchange gains and losses as the natural hedge is not yet achieved and the functional currency for InflaRx N.V. and InflaRx GmbH is Euro.

The Group is primarily exposed to changes in U.S. dollar to Euro exchange rates. The sensitivity of profit or loss to changes in the exchange rates arises mainly from U.S. dollar denominated financial instruments at InflaRx N.V. and InflaRx GmbH.

In 2023, if the Euro had weakened/strengthened by 10% against the U.S. dollar with all other variables held constant, the Group’s loss would have been €1 million higher/€1 million lower, mainly as a result of foreign exchange on translation of U.S. dollar-denominated assets of InflaRx N.V. and InflaRx GmbH.

Cash, cash equivalents and financial assets denominated in U.S. dollars, InflaRx N.V. and InflaRx GmbH	December 31, 2023	December 31, 2022 *
	(in €)
Current and non current financial assets (securities and accrued interest)	80,935,197	7,376,866
Cash and cash equivalents	8,051,366	4,356,512
Total assets exposed to the risk	88,986,563	11,733,378
Conversion rate Euro to U.S. dollars at reporting date 1/1.1050

*	The 2022 figures do not include InflaRx N.V. given the 2022 functional currency was in USD.

Sensitivity analysis:	Conversion rate	Profit/(loss)	carrying amount
		(in €)
Euro weakens against U.S. dollars	1.2155	9,887,396	98,873,959
Euro strengths against U.S. dollars	0.9945	(8,089,688)	80,896,875

Based on the exchange rate fluctuations from the last three years, the Company expects that exchange rate fluctuations of the Euro to the U.S. dollar between 0.9945 and 1.2155 could be reasonably possible. Compared to the exchange rate on the statement of financial position date (Euro to U.S. dollar at reporting date is 1/1.1050), these rates could have a material impact on the Company’s total loss of the period.

c)	Credit risk

Credit risk is the risk that a counterparty will not meet its obligations leading to a financial loss for the Company. The Company is exposed to credit risk mainly from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

Credit risk from balances with banks and financial institutions is managed by the Company in accordance with the Company’s investment policy. Investment of financial resources which are currently not used to fund R&D or G&A activities, are made only with counterparties within the credit limits approved by the investment policy. For investments in Euro or U.S. dollar debt securities, a BBB+ to AAA credit rating (Standard & Poors and Fitch ratings; or equivalent ratings by Moody’s and DBRS) is required. Complex financial products as well as other investments denominated in currencies other than Euros or U.S. dollars are not permitted by the investment policy. Counterparty credit limits and the investment policy are discussed with the Company’s Audit Committee on an annual basis and may be updated throughout the year subject to approval of the Company’s Audit Committee. The limits are set to minimize the concentration of risks and therefore mitigate financial loss through a counterparty’s potential failure to make payments.

The maximum exposure to counterparty credit risk is €99.3 million at December 31, 2023 (December 31, 2022: €84.0 million). This amount equals the carrying amount at year end of cash and cash equivalents (2023: €12.8 million; 2022: €16.3 million) and financial assets (2023: €86.6 million; 2022: €67.7 million).

d)	Liquidity risk

The Company monitors its risk of a shortage of funds in every quarterly forecast as well as on an ongoing basis. The Company disclosed the maturities of its principal liabilities under Note E ‘Commitments’. Prudent liquidity risk management involves maintaining sufficient cash and marketable securities and the availability of funding to meet obligations when due. The Group continually monitors its risk of a shortage of funds using short and mid-term liquidity planning. This takes into account of the expected cash flows from all activities. The management team performs regular reviews of the budget.

The Company has a history of significant operating losses. Management expects that the Company incurs significant and increasing losses for the foreseeable future; as the Company may not achieve or maintain profitability in the near future, it is dependent on capital contributions or other funding.

The Group raised significant funding from various registered offerings that it estimates will enable the Group to fund operating expenses and capital expenditure requirements for at least 24 months from December 31, 2023. The Group expects to require additional funding to continue to advance the development of product candidates. In the event regulatory approval is received and the Company implements a strategy to commercialize the products itself, the Group would require additional capital.

In 2023, as a result of the BMBF agreements (see Notes C.6.) the Company received €8.8 million in cash from the German Federal Government grant which contributes to its financing of its operations. Such funds were used for finalizing the Company’s COVID-19 clinical research and development program, support regulatory activities, establish a fully validated manufacturing process and to transfer the fill and finish process from China to Germany to ensure future security of supply in Germany.

At the end of the reporting period, the Group held the following deposits that are expected to readily generate cash inflows to meet the outstanding financial commitments.

Liquidity	December 31, 2023	December 31, 2022
	(in €)
Short-term deposits	5,140,951	3,422
Cash at banks	7,626,992	16,261,932
Marketable Securities (current and non-current)	85,727,461	67,175,879
Other (non-current portion)	237,621	237,296
Other (current)	701,407	278,815
Total funds available	99,434,432	83,957,344

13.	Capital management

The Group’s policy for capital management is to ensure that it maintains its liquidity in order to finance its operating activities, future business development and meet its liabilities when due. The Group manages its capital structure primarily through equity. The Group does not have any financial liabilities, other than trade and other payables or leasing liabilities.

No changes were made in the objectives, policies or processes for managing capital during the year.